UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-04707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2023

Item 1.

Reports to Stockholders

Fidelity Advisor® Strategic Income Fund

Semi-Annual Report
June 30, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	25.6
German Federal Republic	2.6
Freddie Mac	2.3
Fannie Mae	1.7
TransDigm, Inc.	1.1
JPMorgan Chase & Co.	1.0
Bank of America Corp.	1.0
CCO Holdings LLC/CCO Holdings Capital Corp.	0.9
Citigroup, Inc.	0.9
Caesars Entertainment, Inc.	0.9
38.0

Market Sectors (% of Fund's net assets)

Financials	10.7
Energy	9.6
Industrials	8.0
Consumer Discretionary	7.5
Communication Services	5.6
Materials	4.8
Information Technology	4.0
Utilities	3.0
Health Care	2.9
Consumer Staples	1.6
Real Estate	1.5

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Futures - 6.4%
Forward foreign currency contracts - (7.7)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

NCUA Guranteed Notes are included in U.S. Government and U.S. Government Agency Obligations.
Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Percentages in the above tables are adjusted for the effect of TBA sale Commitments.
An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional. fidelity.com, as applicable.

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 33.4%
		Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp. 3.375% 8/15/26		640	325

CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
New Cotai LLC 5% 2/24/27 (b)		2,687	5,555

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		1,457	1,457
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		2,515	2,515
			3,972
TOTAL CONVERTIBLE BONDS			9,852
Nonconvertible Bonds - 33.3%
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 1.2%
Altice France SA:
5.125% 7/15/29(d)		38,465	27,305
5.5% 1/15/28(d)		13,345	10,079
5.5% 10/15/29(d)		28,170	20,146
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		21,480	18,634
Cablevision Lightpath LLC 3.875% 9/15/27 (d)		3,300	2,764
Frontier Communications Holdings LLC:
5% 5/1/28(d)		11,730	10,121
5.875% 10/15/27(d)		6,300	5,782
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (d)		2,800	2,473
Qwest Corp. 7.25% 9/15/25		955	923
Sable International Finance Ltd. 5.75% 9/7/27 (d)		11,004	10,116
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		9,200	8,436
Virgin Media Finance PLC 5% 7/15/30 (d)		14,025	11,163
Windstream Escrow LLC 7.75% 8/15/28 (d)		24,965	20,719
Zayo Group Holdings, Inc. 4% 3/1/27 (d)		9,545	6,741
			155,402
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (d)		4,175	3,520

Media - 2.5%
Altice Financing SA:
5% 1/15/28(d)		8,025	6,413
5.75% 8/15/29(d)		11,895	9,215
Block Communications, Inc. 4.875% 3/1/28 (d)		4,405	3,645
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(d)		10,205	8,256
4.5% 8/15/30(d)		16,805	13,993
4.5% 5/1/32		6,745	5,386
4.75% 3/1/30(d)		51,010	43,618
5% 2/1/28(d)		15,765	14,363
5.375% 6/1/29(d)		34,085	30,816
6.375% 9/1/29(d)		5,815	5,479
Clear Channel International BV 6.625% 8/1/25 (d)		9,800	9,751
CSC Holdings LLC:
4.5% 11/15/31(d)		15,995	11,152
5.375% 2/1/28(d)		16,350	13,138
6.5% 2/1/29(d)		23,985	19,385
11.25% 5/15/28(d)		2,805	2,720
DISH DBS Corp. 5.75% 12/1/28 (d)		6,925	5,151
DISH Network Corp. 11.75% 11/15/27 (d)		19,690	19,216
Gannett Holdings LLC 6% 11/1/26 (d)		4,000	3,370
Gray Escrow II, Inc. 5.375% 11/15/31 (d)		2,495	1,654
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(d)		7,310	6,142
6.75% 10/15/27(d)		6,107	5,722
Nexstar Media, Inc.:
4.75% 11/1/28(d)		6,110	5,301
5.625% 7/15/27(d)		6,170	5,751
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (d)		4,205	3,353
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)		1,655	1,336
Sirius XM Radio, Inc.:
3.875% 9/1/31(d)		5,645	4,365
4% 7/15/28(d)		4,890	4,249
5% 8/1/27(d)		4,610	4,277
Townsquare Media, Inc. 6.875% 2/1/26 (d)		3,305	3,161
Univision Communications, Inc.:
4.5% 5/1/29(d)		5,760	4,949
7.375% 6/30/30(d)		15,195	14,467
Videotron Ltd. 5.125% 4/15/27 (d)		7,325	7,023
VZ Secured Financing BV 5% 1/15/32 (d)		11,130	8,964
Ziggo Bond Co. BV:
5.125% 2/28/30(d)		3,375	2,556
6% 1/15/27(d)		7,930	7,278
Ziggo BV 4.875% 1/15/30 (d)		4,805	3,988
			319,603
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)		11,675	10,628
Millicom International Cellular SA 4.5% 4/27/31 (d)		1,040	796
Sprint Corp. 7.625% 3/1/26		3,615	3,755
			15,179
TOTAL COMMUNICATION SERVICES			493,704

CONSUMER DISCRETIONARY - 4.8%
Automobile Components - 0.2%
Adient Global Holdings Ltd. 7% 4/15/28 (d)		2,805	2,836
Allison Transmission, Inc. 5.875% 6/1/29 (d)		4,830	4,711
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (d)		5,595	5,575
Dana, Inc. 4.5% 2/15/32		4,150	3,445
Exide Technologies:
11% pay-in-kind(b)(d)(e)(f)		1,280	0
11% pay-in-kind(b)(d)(e)(f)		632	0
Hertz Corp.:
4.625% 12/1/26(d)		2,350	2,121
5% 12/1/29(d)		4,560	3,769
5.5%(b)(d)(e)		6,540	147
6%(b)(d)(e)		5,785	340
6.25%(b)(e)		6,775	8
7.125%(b)(d)(e)		6,315	505
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		7,155	6,404
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)		2,515	1,415
			31,276
Automobiles - 0.2%
Ford Motor Co. 3.25% 2/12/32		12,660	9,958
McLaren Finance PLC 7.5% 8/1/26 (d)		3,860	3,281
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (d)(f)(g)		14,000	13,571
			26,810
Broadline Retail - 0.1%
Angi Group LLC 3.875% 8/15/28 (d)		3,385	2,764
Cmg Media Corp. 8.875% 12/15/27 (d)		4,370	3,063
Macy's Retail Holdings LLC:
5.875% 3/15/30(d)		2,925	2,606
6.125% 3/15/32(d)		2,820	2,467
Millennium Escrow Corp. 6.625% 8/1/26 (d)		5,650	4,159
			15,059
Distributors - 0.0%
Windsor Holdings III, LLC 8.5% 6/15/30 (d)(h)		2,790	2,777

Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		4,235	3,843
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		5,300	5,132
Service Corp. International 4% 5/15/31		5,750	4,899
Sotheby's 7.375% 10/15/27 (d)		2,970	2,671
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (d)		4,315	3,355
TKC Holdings, Inc. 6.875% 5/15/28 (d)		6,393	5,626
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		4,750	4,434
			29,960
Hotels, Restaurants & Leisure - 3.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(d)		5,685	5,197
4% 10/15/30(d)		23,490	20,104
4.375% 1/15/28(d)		6,265	5,784
Affinity Gaming LLC 6.875% 12/15/27 (d)		2,520	2,218
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (d)		2,720	2,431
Boyd Gaming Corp. 4.75% 6/15/31 (d)		7,140	6,379
Caesars Entertainment, Inc.:
4.625% 10/15/29(d)		8,375	7,313
6.25% 7/1/25(d)		25,535	25,417
7% 2/15/30(d)		8,450	8,486
8.125% 7/1/27(d)		34,045	34,844
Caesars Resort Collection LLC 5.75% 7/1/25 (d)		8,510	8,611
Carnival Corp.:
4% 8/1/28(d)		26,560	23,612
7.625% 3/1/26(d)		10,595	10,377
9.875% 8/1/27(d)		10,150	10,573
10.5% 2/1/26(d)		7,395	7,774
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (d)		8,655	9,466
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)		6,975	6,492
Churchill Downs, Inc. 6.75% 5/1/31 (d)		5,595	5,532
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(d)		11,750	10,311
6.75% 1/15/30(d)		15,885	13,519
Garden SpinCo Corp. 8.625% 7/20/30 (d)		2,545	2,735
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29(d)		3,350	2,974
4% 5/1/31(d)		5,020	4,360
4.875% 1/15/30		11,025	10,280
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		5,210	5,054
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		3,955	3,540
McDonald's Corp. 4.25% 3/7/35 (Reg. S)	EUR	17,433	19,462
Melco Resorts Finance Ltd.:
5.25% 4/26/26(d)		5,440	5,035
5.75% 7/21/28(d)		2,710	2,385
Merlin Entertainments PLC 5.75% 6/15/26 (d)		4,580	4,413
MGM Resorts International 4.75% 10/15/28		6,740	6,119
NCL Corp. Ltd. 5.875% 2/15/27 (d)		5,580	5,433
Papa John's International, Inc. 3.875% 9/15/29 (d)		2,555	2,163
Premier Entertainment Sub LLC:
5.625% 9/1/29(d)		10,245	7,760
5.875% 9/1/31(d)		5,385	3,973
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(d)		4,165	3,894
7.25% 1/15/30(d)		2,810	2,846
8.25% 1/15/29(d)		12,500	13,124
9.25% 1/15/29(d)		16,510	17,590
11.5% 6/1/25(d)		9,498	10,068
11.625% 8/15/27(d)		5,815	6,324
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (d)		5,630	5,039
Station Casinos LLC 4.625% 12/1/31 (d)		4,155	3,501
Studio City Finance Ltd. 5% 1/15/29 (d)		3,255	2,416
Vail Resorts, Inc. 6.25% 5/15/25 (d)		3,855	3,860
Viking Cruises Ltd. 13% 5/15/25 (d)		5,740	6,027
Voc Escrow Ltd. 5% 2/15/28 (d)		10,470	9,606
Yum! Brands, Inc. 4.625% 1/31/32		5,905	5,334
			399,755
Household Durables - 0.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (d)		4,105	3,504
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)		4,370	3,428
Century Communities, Inc. 3.875% 8/15/29 (d)		4,225	3,661
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (d)		775	769
Tempur Sealy International, Inc.:
3.875% 10/15/31(d)		7,360	5,996
4% 4/15/29(d)		7,905	6,843
TopBuild Corp. 3.625% 3/15/29 (d)		3,030	2,637
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		11,770	11,682
TRI Pointe Homes, Inc. 5.7% 6/15/28		8,715	8,419
			46,939
Specialty Retail - 0.5%
Arko Corp. 5.125% 11/15/29 (d)		4,190	3,405
Asbury Automotive Group, Inc.:
4.5% 3/1/28		1,987	1,822
4.625% 11/15/29(d)		4,555	4,043
4.75% 3/1/30		1,980	1,759
5% 2/15/32(d)		4,915	4,279
Bath & Body Works, Inc.:
6.625% 10/1/30(d)		6,650	6,420
6.75% 7/1/36		8,920	8,026
7.5% 6/15/29		5,030	5,098
Carvana Co.:
4.875% 9/1/29(d)		10,830	6,142
5.875% 10/1/28(d)		680	394
Foot Locker, Inc. 4% 10/1/29 (d)		2,800	2,109
LBM Acquisition LLC 6.25% 1/15/29 (d)		8,415	6,961
Michaels Companies, Inc. 5.25% 5/1/28 (d)		6,875	5,555
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28(d)		5,700	5,267
7.75% 2/15/29(d)		4,135	4,108
			65,388
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc.:
4.125% 8/15/31(d)		2,820	2,277
4.25% 3/15/29(d)		4,325	3,677
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		2,420	2,021
			7,975
TOTAL CONSUMER DISCRETIONARY			625,939

CONSUMER STAPLES - 1.1%
Beverages - 0.1%
Heineken NV 4.125% 3/23/35 (Reg. S)	EUR	5,862	6,595
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		3,135	2,691
			9,286
Consumer Staples Distribution & Retail - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(d)		5,285	4,575
4.625% 1/15/27(d)		13,797	13,073
4.875% 2/15/30(d)		23,423	21,625
C&S Group Enterprises LLC 5% 12/15/28 (d)		5,155	3,969
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		4,698	4,704
Performance Food Group, Inc.:
4.25% 8/1/29(d)		3,955	3,521
5.5% 10/15/27(d)		5,345	5,150
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		6,735	6,367
United Natural Foods, Inc. 6.75% 10/15/28 (d)		4,680	3,879
			66,863
Food Products - 0.5%
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)		3,790	3,449
Darling Ingredients, Inc. 6% 6/15/30 (d)		6,615	6,461
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(d)		5,575	4,982
4.375% 1/31/32(d)		2,790	2,492
Pilgrim's Pride Corp. 4.25% 4/15/31		10,220	8,764
Post Holdings, Inc.:
4.5% 9/15/31(d)		12,110	10,342
4.625% 4/15/30(d)		6,415	5,622
5.5% 12/15/29(d)		11,940	11,018
5.75% 3/1/27(d)		1,713	1,672
Simmons Foods, Inc. 4.625% 3/1/29 (d)		4,295	3,441
TreeHouse Foods, Inc. 4% 9/1/28		2,250	1,923
			60,166
Household Products - 0.0%
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)		4,310	3,534

Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (d)		6,925	6,968

TOTAL CONSUMER STAPLES			146,817

ENERGY - 4.0%
Energy Equipment & Services - 0.5%
CGG SA 8.75% 4/1/27 (d)		5,895	4,932
Jonah Energy Parent LLC 12% 11/5/25 (b)(c)		4,056	4,096
Nabors Industries Ltd.:
7.25% 1/15/26(d)		6,565	6,129
7.5% 1/15/28(d)		5,660	4,953
Noble Finance II LLC 8% 4/15/30 (d)		2,805	2,852
NuStar Logistics LP 6% 6/1/26		7,285	7,096
Summit Midstream Holdings LLC:
5.75% 4/15/25		3,405	3,093
9% 10/15/26(d)		4,185	4,065
Transocean Titan Finance Ltd. 8.375% 2/1/28 (d)		5,815	5,939
Transocean, Inc.:
7.5% 1/15/26(d)		1,390	1,321
8% 2/1/27(d)		3,340	3,028
8.75% 2/15/30(d)		11,180	11,348
Vier Gas Transport GmbH 4.625% 9/26/32 (Reg. S)	EUR	3,200	3,608
			62,460
Oil, Gas & Consumable Fuels - 3.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(d)		4,305	4,000
5.75% 1/15/28(d)		10,640	10,143
BP Capital Markets BV 4.323% 5/12/35 (Reg. S)	EUR	21,714	23,626
Centennial Resource Production LLC 5.875% 7/1/29 (d)		4,055	3,812
Cheniere Energy Partners LP:
3.25% 1/31/32		4,200	3,455
4% 3/1/31		9,070	7,986
Chesapeake Energy Corp.:
5.875% 2/1/29(d)		3,115	2,959
6.75% 4/15/29(d)		4,415	4,381
7%(b)(e)		3,985	0
8%(b)(e)		1,240	0
8%(b)(e)		1,955	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)		16,430	16,430
Citgo Petroleum Corp.:
6.375% 6/15/26(d)		4,665	4,490
7% 6/15/25(d)		13,580	13,325
CNX Midstream Partners LP 4.75% 4/15/30 (d)		2,970	2,519
CNX Resources Corp.:
6% 1/15/29(d)		3,200	2,966
7.375% 1/15/31(d)		2,885	2,807
Comstock Resources, Inc.:
5.875% 1/15/30(d)		15,170	13,170
6.75% 3/1/29(d)		8,110	7,420
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)		12,715	11,341
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(d)		11,025	10,452
5.75% 4/1/25		2,960	2,908
6% 2/1/29(d)		23,985	22,396
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)		2,450	2,294
CVR Energy, Inc.:
5.25% 2/15/25(d)		9,740	9,391
5.75% 2/15/28(d)		24,505	21,564
DT Midstream, Inc.:
4.125% 6/15/29(d)		4,285	3,760
4.375% 6/15/31(d)		4,285	3,690
EG Global Finance PLC:
6.75% 2/7/25(d)		2,785	2,705
8.5% 10/30/25(d)		12,335	11,968
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		10,149	9,928
Energy Transfer LP 5.5% 6/1/27		12,065	11,728
EnLink Midstream LLC 6.5% 9/1/30 (d)		8,635	8,624
Hess Midstream Partners LP:
4.25% 2/15/30(d)		4,590	4,005
5.125% 6/15/28(d)		6,600	6,177
5.5% 10/15/30(d)		2,775	2,567
5.625% 2/15/26(d)		9,140	8,991
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (d)		7,130	6,712
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28(d)		4,350	4,013
6.375% 4/15/27(d)		2,780	2,746
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (d)		5,570	5,598
MEG Energy Corp. 7.125% 2/1/27 (d)		6,490	6,594
Mesquite Energy, Inc. 7.25% (b)(d)(e)		12,834	0
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		4,155	3,815
5.625% 5/1/27		3,665	3,566
New Fortress Energy, Inc.:
6.5% 9/30/26(d)		11,785	10,544
6.75% 9/15/25(d)		12,840	12,044
NGPL PipeCo LLC 4.875% 8/15/27 (d)		1,800	1,706
Northern Oil & Gas, Inc. 8.75% 6/15/31 (d)		2,795	2,746
Occidental Petroleum Corp.:
3.5% 8/15/29		2,625	2,255
7.2% 3/15/29		2,440	2,536
Parkland Corp.:
4.5% 10/1/29(d)		4,420	3,834
4.625% 5/1/30(d)		5,540	4,803
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		15,760	14,727
7.25% 6/15/25		13,580	13,556
PDC Energy, Inc. 6.125% 9/15/24		1,240	1,239
SM Energy Co.:
5.625% 6/1/25		4,400	4,300
6.625% 1/15/27		12,830	12,461
6.75% 9/15/26		3,175	3,095
Southwestern Energy Co.:
5.375% 3/15/30		5,630	5,254
5.7% 1/23/25(j)		149	148
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		5,515	4,893
4.5% 4/30/30		5,550	4,852
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(d)		280	256
6% 3/1/27(d)		2,815	2,642
6% 9/1/31(d)		5,355	4,608
7.5% 10/1/25(d)		5,035	5,025
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31		6,345	5,864
Teine Energy Ltd. 6.875% 4/15/29 (d)		4,420	4,035
Tennessee Gas Pipeline Co. 7.625% 4/1/37		2,585	2,932
Unit Corp. 0% 12/1/29 (b)		1,660	0
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(d)		3,525	3,079
4.125% 8/15/31(d)		3,525	3,031
6.25% 1/15/30(d)		11,160	11,070
			458,557
TOTAL ENERGY			521,017

FINANCIALS - 5.1%
Banks - 1.4%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (f)	EUR	5,810	5,744
Banco de Sabadell SA 2.625% 3/24/26 (Reg. S) (f)	EUR	6,900	7,154
Banco Santander SA 5.75% 8/23/33 (Reg. S) (f)	EUR	18,500	20,039
Bank of Ireland Group PLC 6.75% 3/1/33 (Reg. S) (f)	EUR	3,700	4,095
Banque Federative du Credit Mutuel SA 4.375% 5/2/30 (Reg. S)	EUR	24,200	26,179
Barclays PLC 5.262% 1/29/34 (Reg. S) (f)	EUR	17,448	18,998
CaixaBank SA 6.25% 2/23/33 (Reg. S) (f)	EUR	23,400	25,642
Commerzbank AG:
6.5% 12/6/32 (Reg. S)(f)	EUR	2,700	2,919
6.75% 10/5/33 (Reg. S)(f)	EUR	12,400	13,422
HSBC Holdings PLC Eur Swap Annual 5Y Index + 3.300% 6.364% 11/16/32 (Reg. S) (f)(g)	EUR	10,572	11,735
Intesa Sanpaolo SpA 6.184% 2/20/34 (Reg. S) (f)	EUR	23,966	25,830
NatWest Group PLC 5.763% 2/28/34 (Reg. S) (f)	EUR	17,280	18,585
UniCredit SpA 2.731% 1/15/32 (Reg. S) (f)	EUR	1,676	1,595
			181,937
Capital Markets - 0.6%
AssuredPartners, Inc.:
5.625% 1/15/29(d)		3,905	3,380
7% 8/15/25(d)		2,930	2,894
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		7,265	6,303
Coinbase Global, Inc.:
3.375% 10/1/28(d)		4,060	2,715
3.625% 10/1/31(d)		4,200	2,482
Deutsche Bank AG 4% 6/24/32 (Reg. S) (f)	EUR	31,200	29,872
Hightower Holding LLC 6.75% 4/15/29 (d)		2,870	2,482
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		3,985	3,429
MSCI, Inc.:
3.25% 8/15/33(d)		4,225	3,403
4% 11/15/29(d)		3,780	3,421
UBS Group AG 4.75% 3/17/32 (Reg. S) (f)	EUR	14,013	15,207
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (d)		4,205	3,861
			79,449
Consumer Finance - 1.4%
Ally Financial, Inc.:
8% 11/1/31		16,761	17,309
8% 11/1/31		53,672	55,718
Ford Motor Credit Co. LLC:
3.375% 11/13/25		11,600	10,787
4% 11/13/30		25,360	21,672
5.113% 5/3/29		6,160	5,713
6.95% 6/10/26		5,570	5,597
7.35% 11/4/27		11,295	11,534
OneMain Finance Corp.:
4% 9/15/30		3,340	2,572
5.375% 11/15/29		5,560	4,727
6.625% 1/15/28		4,415	4,165
6.875% 3/15/25		8,300	8,218
7.125% 3/15/26		32,900	32,325
			180,337
Financial Services - 0.6%
Altus Midstream LP 5.875% 6/15/30 (d)		4,180	3,973
Block, Inc. 3.5% 6/1/31		5,745	4,758
Compass Group Diversified Holdings LLC 5% 1/15/32 (d)		2,765	2,232
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		6,375	5,009
5.25% 5/15/27		18,665	16,099
6.25% 5/15/26		9,630	8,764
6.375% 12/15/25		5,065	4,712
James Hardie International Finance Ltd. 5% 1/15/28 (d)		5,270	4,938
MGIC Investment Corp. 5.25% 8/15/28		4,725	4,457
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)		2,265	2,124
Temasek Financial Ltd. 3.5% 2/15/33 (Reg. S)	EUR	15,195	16,451
VMED O2 UK Financing I PLC 4.75% 7/15/31 (d)		9,930	8,257
			81,774
Insurance - 1.1%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29(d)		4,230	3,662
7% 11/15/25(d)		20,290	19,642
10.125% 8/1/26(d)		6,810	6,968
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(d)		6,740	6,048
5.875% 11/1/29(d)		4,180	3,636
6.75% 10/15/27(d)		10,080	9,475
6.75% 4/15/28(d)		11,780	11,683
AmWINS Group, Inc. 4.875% 6/30/29 (d)		4,105	3,707
ASR Nederland NV 7% 12/7/43 (Reg. S) (f)	EUR	27,852	31,591
HUB International Ltd.:
5.625% 12/1/29(d)		6,585	5,907
7% 5/1/26(d)		6,980	6,962
7.25% 6/15/30(d)		13,930	14,384
MAPFRE SA 2.875% 4/13/30 (Reg. S)	EUR	3,400	3,186
NN Group NV 6% 11/3/43 (Reg. S) (f)	EUR	11,341	12,365
Sampo Oyj 2.5% 9/3/52 (Reg. S) (f)	EUR	2,579	2,173
			141,389
TOTAL FINANCIALS			664,886

HEALTH CARE - 2.1%
Biotechnology - 0.0%
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		2,795	2,426

Health Care Equipment & Supplies - 0.0%
Avantor Funding, Inc. 3.875% 11/1/29 (d)		2,790	2,443
Hologic, Inc. 4.625% 2/1/28 (d)		2,505	2,356
			4,799
Health Care Providers & Services - 1.6%
180 Medical, Inc. 3.875% 10/15/29 (d)		2,995	2,612
Cano Health, Inc. 6.25% 10/1/28 (d)		1,865	1,166
Centene Corp.:
4.25% 12/15/27		6,820	6,376
4.625% 12/15/29		23,795	21,902
Community Health Systems, Inc.:
4.75% 2/15/31(d)		11,430	8,639
5.25% 5/15/30(d)		8,305	6,542
5.625% 3/15/27(d)		4,015	3,538
6% 1/15/29(d)		4,940	4,156
6.125% 4/1/30(d)		10,425	6,210
8% 3/15/26(d)		37,390	36,421
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(d)		2,075	1,659
4.625% 6/1/30(d)		15,850	13,607
HealthEquity, Inc. 4.5% 10/1/29 (d)		2,950	2,600
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (d)		7,300	7,330
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		3,250	2,405
Molina Healthcare, Inc.:
3.875% 11/15/30(d)		6,345	5,451
3.875% 5/15/32(d)		5,560	4,661
4.375% 6/15/28(d)		4,690	4,323
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		6,200	4,574
Tenet Healthcare Corp.:
4.875% 1/1/26		18,260	17,785
5.125% 11/1/27		10,955	10,458
6.125% 10/1/28		6,535	6,291
6.125% 6/15/30		11,235	11,070
6.25% 2/1/27		20,050	19,845
			209,621
Health Care Technology - 0.0%
IQVIA, Inc. 5% 5/15/27 (d)		5,660	5,444

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(d)		5,245	4,616
4% 3/15/31(d)		6,035	5,242
4.25% 5/1/28(d)		2,045	1,872
			11,730
Pharmaceuticals - 0.4%
AstraZeneca PLC 3.75% 3/3/32 (Reg. S)	EUR	12,156	13,362
Bayer AG 5.375% 3/25/82 (Reg. S) (f)	EUR	8,400	8,479
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(d)		10,200	9,053
5.125% 4/30/31(d)		8,890	7,334
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		2,775	2,567
5.125% 5/9/29		2,775	2,517
7.875% 9/15/29		2,805	2,891
			46,203
TOTAL HEALTH CARE			280,223

INDUSTRIALS - 4.7%
Aerospace & Defense - 1.5%
Bombardier, Inc.:
6% 2/15/28(d)		2,815	2,660
7.125% 6/15/26(d)		5,695	5,657
7.875% 4/15/27(d)		13,015	12,980
BWX Technologies, Inc. 4.125% 6/30/28 (d)		6,400	5,839
Moog, Inc. 4.25% 12/15/27 (d)		2,025	1,874
Rolls-Royce PLC 5.75% 10/15/27 (d)		6,560	6,394
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		6,395	6,319
TransDigm UK Holdings PLC 6.875% 5/15/26		21,085	20,890
TransDigm, Inc.:
4.625% 1/15/29		9,290	8,264
5.5% 11/15/27		68,140	64,222
6.25% 3/15/26(d)		11,120	11,066
6.375% 6/15/26		20,230	19,967
6.75% 8/15/28(d)		12,760	12,808
7.5% 3/15/27		11,028	11,044
Triumph Group, Inc. 9% 3/15/28 (d)		4,210	4,299
			194,283
Air Freight & Logistics - 0.1%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)		3,960	3,450
Rand Parent LLC 8.5% 2/15/30 (d)		2,810	2,544
			5,994
Building Products - 0.1%
Advanced Drain Systems, Inc.:
5% 9/30/27(d)		1,400	1,325
6.375% 6/15/30(d)		2,780	2,750
CP Atlas Buyer, Inc. 7% 12/1/28 (d)		3,280	2,575
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)		1,865	1,539
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29		4,830	4,194
			12,383
Commercial Services & Supplies - 0.8%
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(d)		5,414	4,583
4.625% 6/1/28(d)		3,736	3,143
Clean Harbors, Inc. 6.375% 2/1/31 (d)		2,350	2,365
CoreCivic, Inc. 8.25% 4/15/26		14,975	15,111
Covanta Holding Corp.:
4.875% 12/1/29(d)		4,300	3,720
5% 9/1/30		6,775	5,746
GFL Environmental, Inc.:
4% 8/1/28(d)		4,200	3,755
4.75% 6/15/29(d)		5,705	5,212
Madison IAQ LLC:
4.125% 6/30/28(d)		5,345	4,705
5.875% 6/30/29(d)		4,265	3,454
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (d)		22,560	20,710
OpenLane, Inc. 5.125% 6/1/25 (d)		6,210	6,086
The Brink's Co. 4.625% 10/15/27 (d)		7,200	6,684
The GEO Group, Inc.:
9.5% 12/31/28(d)		5,755	5,611
10.5% 6/30/28		16,764	16,806
			107,691
Construction & Engineering - 0.4%
AECOM 5.125% 3/15/27		7,490	7,247
Arcosa, Inc. 4.375% 4/15/29 (d)		4,130	3,700
Bouygues SA 5.375% 6/30/42 (Reg. S)	EUR	18,400	21,985
Pike Corp. 5.5% 9/1/28 (d)		14,255	12,791
SRS Distribution, Inc.:
4.625% 7/1/28(d)		5,520	4,928
6.125% 7/1/29(d)		2,315	1,999
			52,650
Electrical Equipment - 0.1%
Sensata Technologies BV 4% 4/15/29 (d)		5,910	5,262

Ground Transportation - 0.7%
Uber Technologies, Inc.:
4.5% 8/15/29(d)		12,675	11,666
6.25% 1/15/28(d)		5,520	5,493
7.5% 9/15/27(d)		31,625	32,348
8% 11/1/26(d)		29,170	29,727
XPO, Inc.:
6.25% 5/1/25(d)		5,220	5,155
6.25% 6/1/28(d)		2,790	2,743
			87,132
Industrial Conglomerates - 0.1%
Honeywell International, Inc. 4.125% 11/2/34	EUR	15,211	16,777

Machinery - 0.1%
ATS Corp. 4.125% 12/15/28 (d)		4,630	4,144
Chart Industries, Inc. 7.5% 1/1/30 (d)		7,420	7,570
			11,714
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (d)		4,240	3,322

Passenger Airlines - 0.6%
Air Canada 3.875% 8/15/26 (d)		4,230	3,921
Allegiant Travel Co. 7.25% 8/15/27 (d)		4,365	4,349
American Airlines, Inc.:
7.25% 2/15/28(d)		9,260	9,205
11.75% 7/15/25(d)		6,145	6,738
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.75% 4/20/29 (d)		11,155	10,831
Delta Air Lines, Inc. 7% 5/1/25 (d)		1,671	1,707
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		16,528	16,569
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25(d)		4,670	4,706
8% 9/20/25(d)		1,420	1,431
United Airlines, Inc.:
4.375% 4/15/26(d)		14,560	13,834
4.625% 4/15/29(d)		8,725	7,950
			81,241
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		5,670	5,130
Booz Allen Hamilton, Inc.:
3.875% 9/1/28(d)		6,270	5,671
4% 7/1/29(d)		2,820	2,526
TriNet Group, Inc. 3.5% 3/1/29 (d)		4,545	3,952
			17,279
Trading Companies & Distributors - 0.1%
Foundation Building Materials, Inc. 6% 3/1/29 (d)		3,110	2,597
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		10,040	8,692
			11,289
TOTAL INDUSTRIALS			607,017

INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. 5% 12/15/29 (d)		4,370	3,944
TTM Technologies, Inc. 4% 3/1/29 (d)		4,540	3,859
			7,803
IT Services - 0.3%
Acuris Finance U.S. 5% 5/1/28 (d)		4,315	3,340
CA Magnum Holdings 5.375% 10/31/26 (d)		2,230	1,992
Camelot Finance SA 4.5% 11/1/26 (d)		6,365	5,997
Gartner, Inc.:
3.625% 6/15/29(d)		4,040	3,557
3.75% 10/1/30(d)		6,920	6,027
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(d)		6,060	5,192
5.25% 12/1/27(d)		5,665	5,382
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)		3,845	1,194
Unisys Corp. 6.875% 11/1/27 (d)		3,685	2,654
			35,335
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp. 3.875% 9/1/28 (d)		6,765	6,157
Synaptics, Inc. 4% 6/15/29 (d)		3,500	2,934
			9,091
Software - 0.9%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		6,975	6,243
Clarivate Science Holdings Corp.:
3.875% 7/1/28(d)		5,025	4,454
4.875% 7/1/29(d)		4,755	4,218
Cloud Software Group, Inc.:
6.5% 3/31/29(d)		22,365	19,913
9% 9/30/29(d)		4,210	3,677
Elastic NV 4.125% 7/15/29 (d)		8,005	6,906
Fair Isaac Corp. 4% 6/15/28 (d)		6,420	5,890
Gen Digital, Inc. 5% 4/15/25 (d)		6,360	6,229
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		5,780	4,989
MicroStrategy, Inc. 6.125% 6/15/28 (d)		9,960	8,930
NCR Corp.:
5% 10/1/28(d)		3,385	3,021
5.25% 10/1/30(d)		13,370	11,624
5.75% 9/1/27(d)		5,480	5,479
6.125% 9/1/29(d)		5,480	5,485
Open Text Corp. 6.9% 12/1/27 (d)		5,000	5,090
Open Text Holdings, Inc.:
4.125% 2/15/30(d)		3,220	2,727
4.125% 12/1/31(d)		2,490	2,041
PTC, Inc.:
3.625% 2/15/25(d)		3,755	3,626
4% 2/15/28(d)		3,715	3,420
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)		4,180	3,393
			117,355
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
8.25% 12/15/29(d)		9,200	9,609
8.5% 7/15/31(d)		5,975	6,266
			15,875
TOTAL INFORMATION TECHNOLOGY			185,459

MATERIALS - 2.8%
Chemicals - 0.9%
Air Products & Chemicals, Inc. 4% 3/3/35	EUR	8,899	9,813
BASF AG 4.25% 3/8/32 (Reg. S)	EUR	16,900	18,903
Gpd Companies, Inc. 10.125% 4/1/26 (d)		8,860	8,151
Ingevity Corp. 3.875% 11/1/28 (d)		6,715	5,733
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (d)		2,100	1,922
LSB Industries, Inc. 6.25% 10/15/28 (d)		9,723	8,682
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(d)		5,600	4,427
7.125% 10/1/27(d)		2,905	2,619
9.75% 11/15/28(d)		4,190	4,087
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)		3,770	3,367
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		6,435	5,866
The Chemours Co. LLC:
4.625% 11/15/29(d)		1,680	1,420
5.375% 5/15/27		18,470	17,399
5.75% 11/15/28(d)		10,635	9,772
The Scotts Miracle-Gro Co. 4% 4/1/31		5,930	4,637
W.R. Grace Holding LLC:
5.625% 8/15/29(d)		13,095	10,729
7.375% 3/1/31(d)		2,810	2,754
			120,281
Construction Materials - 0.0%
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (d)		6,525	6,165

Containers & Packaging - 0.7%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(d)		3,025	2,599
4% 9/1/29(d)		6,050	4,791
6% 6/15/27(d)		2,785	2,736
BWAY Holding Co. 7.875% 8/15/26 (d)		5,635	5,598
Cascades, Inc.:
5.125% 1/15/26(d)		3,310	3,163
5.375% 1/15/28(d)		3,310	3,094
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(d)		3,315	3,162
8.75% 4/15/30(d)		19,065	16,829
Crown Cork & Seal, Inc.:
7.375% 12/15/26		16,535	17,093
7.5% 12/15/96		7,695	8,772
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		3,720	3,176
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		3,585	3,093
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		2,570	2,181
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (d)		2,815	2,794
Trident Holdings, Inc. 12.75% 12/31/28 (d)		2,765	2,867
Trivium Packaging Finance BV 5.5% 8/15/26 (d)		4,195	4,028
			85,976
Metals & Mining - 1.1%
Alcoa Nederland Holding BV:
4.125% 3/31/29(d)		7,735	6,913
6.125% 5/15/28(d)		2,110	2,099
Algoma Steel SCA 0% 12/31/23 (b)		1,518	0
Arconic Corp.:
6% 5/15/25(d)		4,090	4,123
6.125% 2/15/28(d)		9,123	9,236
ATI, Inc.:
4.875% 10/1/29		2,795	2,516
5.125% 10/1/31		2,480	2,209
Cleveland-Cliffs, Inc.:
4.625% 3/1/29(d)		4,615	4,156
4.875% 3/1/31(d)		4,615	4,056
5.875% 6/1/27		11,010	10,745
6.75% 4/15/30(d)		9,035	8,705
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		9,315	8,981
Eldorado Gold Corp. 6.25% 9/1/29 (d)		4,225	3,791
ERO Copper Corp. 6.5% 2/15/30 (d)		4,180	3,596
First Quantum Minerals Ltd.:
6.875% 3/1/26(d)		14,330	14,047
7.5% 4/1/25(d)		9,535	9,501
8.625% 6/1/31(d)		7,190	7,369
FMG Resources Pty Ltd.:
4.375% 4/1/31(d)		4,420	3,774
4.5% 9/15/27(d)		5,450	5,075
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		3,600	3,352
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)		6,615	5,785
Mineral Resources Ltd.:
8% 11/1/27(d)		2,785	2,781
8.125% 5/1/27(d)		11,025	11,022
8.5% 5/1/30(d)		2,065	2,072
Murray Energy Corp.:
11.25%(b)(d)(e)		5,925	0
12% pay-in-kind(b)(d)(e)(f)		6,364	0
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		2,015	1,805
			137,709
Paper & Forest Products - 0.1%
Glatfelter Corp. 4.75% 11/15/29 (d)		4,190	2,741
LABL, Inc. 5.875% 11/1/28 (d)		6,750	6,139
			8,880
TOTAL MATERIALS			359,011

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (d)		4,190	3,617
Iron Mountain, Inc.:
4.875% 9/15/29(d)		14,590	13,060
5% 7/15/28(d)		6,370	5,902
5.25% 7/15/30(d)		5,915	5,330
5.625% 7/15/32(d)		5,915	5,291
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		6,700	4,616
4.625% 8/1/29		10,950	8,278
5% 10/15/27		21,010	17,676
Prologis International Funding II SA:
3.125% 6/1/31 (Reg. S)	EUR	22,000	21,223
4.625% 2/21/35 (Reg. S)	EUR	8,863	9,302
SBA Communications Corp. 3.875% 2/15/27		9,720	8,954
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(d)		9,350	7,760
6.5% 2/15/29(d)		19,535	13,824
10.5% 2/15/28(d)		11,245	11,156
Uniti Group, Inc. 6% 1/15/30 (d)		6,990	4,736
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29(d)		6,695	5,875
4.25% 12/1/26(d)		12,650	11,834
4.625% 12/1/29(d)		7,220	6,555
			164,989
Real Estate Management & Development - 0.2%
SELP Finance SARL 3.75% 8/10/27 (Reg. S)	EUR	10,184	10,392
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30(d)		6,480	5,983
5.875% 6/15/27(d)		5,610	5,510
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		3,045	2,741
			24,626
TOTAL REAL ESTATE			189,615

UTILITIES - 2.0%
Electric Utilities - 1.2%
Clearway Energy Operating LLC:
3.75% 1/15/32(d)		2,795	2,275
4.75% 3/15/28(d)		4,055	3,741
Electricite de France SA 4.625% 1/25/43 (Reg. S)	EUR	13,200	13,775
Energias de Portugal SA:
1.875% 3/14/82 (Reg. S)(f)	EUR	5,600	4,705
5.943% 4/23/83 (Reg. S)(f)	EUR	900	972
NRG Energy, Inc.:
3.375% 2/15/29(d)		3,080	2,519
3.625% 2/15/31(d)		6,110	4,770
3.875% 2/15/32(d)		6,475	4,989
5.75% 1/15/28		19,350	18,337
ORSTED A/S 5.25% 12/8/22 (Reg. S) (f)	EUR	5,900	6,390
Pacific Gas & Electric Co.:
3.75% 8/15/42		6,290	4,347
3.95% 12/1/47		7,933	5,403
4% 12/1/46		11,420	7,654
4.25% 3/15/46		1,475	1,048
4.3% 3/15/45		3,690	2,633
PG&E Corp.:
5% 7/1/28		13,615	12,493
5.25% 7/1/30		5,150	4,616
Vistra Operations Co. LLC:
4.375% 5/1/29(d)		11,110	9,731
5% 7/31/27(d)		13,800	12,917
5.5% 9/1/26(d)		9,975	9,598
5.625% 2/15/27(d)		17,455	16,730
			149,643
Gas Utilities - 0.2%
Southern Natural Gas Co. LLC:
7.35% 2/15/31		14,890	15,843
8% 3/1/32		9,400	10,800
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (d)		5,750	4,814
			31,457
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		3,735	3,328
RWE AG:
2.75% 5/24/30 (Reg. S)	EUR	7,651	7,669
4.125% 2/13/35 (Reg. S)	EUR	9,787	10,390
			21,387
Multi-Utilities - 0.1%
National Grid PLC 4.275% 1/16/35 (Reg. S)	EUR	13,049	14,038

Water Utilities - 0.3%
Suez SACA 2.375% 5/24/30 (Reg. S)	EUR	16,800	16,480
Thames Water Utility Finance PLC:
1.25% 1/31/32 (Reg. S)	EUR	14,395	11,133
4.375% 1/18/31 (Reg. S)	EUR	17,813	17,201
			44,814
TOTAL UTILITIES			261,339

TOTAL NONCONVERTIBLE BONDS			4,335,027
TOTAL CORPORATE BONDS (Cost $4,671,375)			4,344,879

U.S. Government and Government Agency Obligations - 25.0%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.2%
Fannie Mae 0.625% 4/22/25	2,128	1,968
Freddie Mac 4% 11/25/24	21,100	20,594
Tennessee Valley Authority:
5.25% 9/15/39	2,106	2,234
5.375% 4/1/56	3,503	3,833
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		28,629
U.S. Treasury Obligations - 24.7%
U.S. Treasury Bills, yield at date of purchase 5.19% 7/27/23 (k)	3,650	3,638
U.S. Treasury Bonds:
2% 8/15/51	148,344	101,123
2.25% 2/15/52	115,400	83,395
2.5% 2/15/45	216,056	167,275
3% 5/15/45	20,100	16,976
3% 2/15/49	128,820	108,938
3.625% 2/15/53	136,346	130,850
3.625% 5/15/53	8,490	8,160
4.75% 2/15/37	74,200	82,084
5.25% 2/15/29	5,406	5,702
6.125% 8/15/29	3,663	4,066
U.S. Treasury Notes:
0.25% 5/15/24	470	449
0.25% 7/31/25	13,016	11,844
0.25% 9/30/25	26,037	23,583
0.25% 10/31/25	17,600	15,884
0.375% 4/30/25	82,771	76,156
0.375% 12/31/25	167,057	150,580
0.375% 1/31/26	13,900	12,480
0.625% 7/31/26	24,000	21,382
0.75% 3/31/26	46,052	41,623
0.75% 8/31/26	29,200	26,043
0.875% 9/30/26	143,800	128,656
1% 7/31/28	49,141	42,146
1.125% 10/31/26	17,300	15,556
1.125% 8/31/28	358,719	309,056
1.25% 12/31/26	33,922	30,530
1.25% 9/30/28	38,280	33,138
1.375% 8/31/23	11,000	10,931
1.375% 10/31/28	8,911	7,753
1.5% 2/29/24	286,900	279,526
1.5% 10/31/24	480	457
1.5% 1/31/27	40,989	37,129
1.5% 11/30/28	6,930	6,062
1.625% 9/30/26	3,093	2,833
1.75% 1/31/29	41,434	36,627
1.875% 2/28/27	242,560	222,340
2.125% 7/31/24	41,318	39,901
2.125% 5/15/25	12,033	11,428
2.25% 4/30/24	78,844	76,808
2.25% 3/31/26	34,717	32,668
2.375% 3/31/29	7,500	6,847
2.5% 2/28/26	38,997	36,963
2.5% 3/31/27	7,200	6,747
2.625% 5/31/27	90	85
2.625% 7/31/29	25,965	23,986
2.75% 2/15/24	94,924	93,367
2.75% 6/30/25	197	189
2.75% 7/31/27	18,600	17,536
2.75% 5/31/29	18,541	17,262
2.75% 8/15/32	66,322	60,801
2.875% 5/15/32	36,400	33,750
3.125% 11/15/28	28,930	27,559
3.375% 5/15/33	7,260	7,001
3.5% 1/31/28	20,540	19,945
3.5% 2/15/33	49,310	48,031
3.625% 5/15/26	35,540	34,678
3.625% 3/31/28	34,500	33,697
3.625% 3/31/30	21,930	21,452
3.75% 5/31/30	12,660	12,484
3.875% 4/30/25	10,520	10,315
3.875% 11/30/27	14,110	13,910
3.875% 12/31/27	51,100	50,373
4% 2/15/26	49,100	48,346
4% 10/31/29	19,300	19,249
4.125% 10/31/27	8,800	8,754
4.125% 11/15/32	27,677	28,282
4.25% 12/31/24	58,900	58,076
4.625% 2/28/25	3,300	3,274
4.625% 3/15/26	52,460	52,517
TOTAL U.S. TREASURY OBLIGATIONS		3,211,252
Other Government Related - 0.1%
Private Export Funding Corp. Secured 1.75% 11/15/24	11,520	10,977
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,592,403)		3,250,858

U.S. Government Agency - Mortgage Securities - 3.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 1.3%
1.5% 11/1/40 to 11/1/41	39,975	32,800
2% 2/1/28 to 12/1/41	48,112	41,879
2.5% 10/1/27 to 12/1/51	42,857	38,162
3% 2/1/31 to 2/1/52 (k)	19,887	18,551
3.5% 9/1/33 to 3/1/52	3,848	3,663
5% 5/1/52 to 12/1/52	15,876	15,726
5.5% 5/1/53 to 6/1/53	11,159	11,178
6% 6/1/53	8,046	8,230
TOTAL FANNIE MAE		170,189
Freddie Mac - 1.0%
1.5% 12/1/40 to 4/1/41	11,091	9,156
2% 6/1/35 to 7/1/41	28,282	24,713
2.5% 1/1/28 to 1/1/52	39,904	35,857
3% 12/1/30 to 9/1/34	4,294	4,046
3.5% 5/1/51 to 3/1/52 (k)	40,657	37,256
5% 5/1/52 to 12/1/52	12,755	12,629
5.5% 5/1/53	7,021	7,028
TOTAL FREDDIE MAC		130,685
Ginnie Mae - 0.5%
2% 2/20/51	586	493
2% 7/1/53 (h)	16,800	14,106
2% 7/1/53 (h)	22,350	18,766
2% 7/1/53 (h)	5,550	4,660
2% 7/1/53 (h)	7,000	5,877
2% 7/1/53 (h)	11,250	9,446
2% 8/1/53 (h)	8,100	6,809
2% 8/1/53 (h)	4,050	3,405
2% 8/1/53 (h)	1,600	1,345
5.5% 7/1/53 (h)	4,200	4,182
TOTAL GINNIE MAE		69,089
Uniform Mortgage Backed Securities - 0.6%
2% 7/1/53 (h)	5,350	4,360
2% 7/1/53 (h)	14,500	11,816
2.5% 7/1/53 (h)	200	169
2.5% 7/1/53 (h)	5,150	4,364
4% 7/1/53 (h)	2,125	1,994
5.5% 7/1/53 (h)	34,150	33,986
5.5% 7/1/53 (h)	22,000	21,894
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		78,583
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $465,960)		448,546

Collateralized Mortgage Obligations - 1.0%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 1.0%
Fannie Mae:
sequential payer:
Series 2020-101 Class BA, 1.5% 9/25/45	3,364	2,824
Series 2020-49 Class JA, 2% 8/25/44	1,248	1,108
Series 2021-68 Class A, 2% 7/25/49	2,426	1,959
Series 2021-85 Class L, 2.5% 8/25/48	1,323	1,156
Series 2021-96 Class HA, 2.5% 2/25/50	2,205	1,935
Series 2022-1 Class KA, 3% 5/25/48	2,247	2,011
Series 2022-13 Class MA, 3% 5/25/44	9,734	8,985
Series 2022-3 Class N, 2% 10/25/47	18,064	15,367
Series 2022-4 Class B, 2.5% 5/25/49	1,595	1,397
Series 2022-49 Class TE, 4.5% 12/25/48	16,955	16,309
Series 2022-65 Class GA, 5% 4/25/46	16,977	16,498
Series 2022-7 Class A, 3% 5/25/48	3,195	2,860
Series 2021-59 Class H, 2% 6/25/48	1,374	1,135
Series 2021-66:
Class DA, 2% 1/25/48	1,484	1,230
Class DM, 2% 1/25/48	1,578	1,307
Freddie Mac:
sequential payer:
Series 2021-5175 Class CB, 2.5% 4/25/50	7,877	6,841
Series 2021-5180 Class KA, 2.5% 10/25/47	1,589	1,404
Series 2022-5189 Class DA, 2.5% 5/25/49	1,661	1,417
Series 2022-5190 Class BA, 2.5% 11/25/47	1,625	1,413
Series 2022-5191 Class CA, 2.5% 4/25/50	1,876	1,631
Series 2022-5197 Class DA, 2.5% 11/25/47	1,234	1,074
Series 2022-5198 Class BA, 2.5% 11/25/47	6,164	5,423
Series 2022-5202 Class LB, 2.5% 10/25/47	1,318	1,143
Series 2021-5083 Class VA, 1% 8/15/38	20,482	18,899
Series 2021-5176 Class AG, 2% 1/25/47	5,956	5,130
Series 2021-5182 Class A, 2.5% 10/25/48	10,237	8,881
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2021-5159 Class GC, 2% 11/25/47	1,276	1,100

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $132,404)		130,437

Commercial Mortgage Securities - 0.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	11,961	11,564
Series 2015-K049 Class A2, 3.01% 7/25/25	339	325
Series 2015-K050 Class A2, 3.334% 8/25/25 (f)	13,656	13,145
Series 2015-K051 Class A2, 3.308% 9/25/25	536	515
Series 2016-K052 Class A2, 3.151% 11/25/25	15,387	14,747
Series 2017-K729 Class A2, 3.136% 10/25/24	8,410	8,159
Series 2021-K136 Class A2, 2.127% 11/25/31	2,200	1,837
Series 2022-150 Class A2, 3.71% 9/25/32	2,600	2,447
Series 2017-K727 Class A2, 2.946% 7/25/24	15,546	15,145
Series K063 Class A2, 3.43% 1/25/27	5,400	5,158
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25	21,892	21,064
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $95,518)		94,106

Foreign Government and Government Agency Obligations - 3.0%
		Principal Amount (a) (000s)	Value ($) (000s)
Australian Commonwealth:
1.75% 11/21/32 (Reg. S)	AUD	15,000	8,224
1.75% 6/21/51 (Reg. S)	AUD	81,080	31,403
Canadian Government 1.25% 3/1/27	CAD	30,000	20,620
German Federal Republic:
1.7% 8/15/32(Reg. S)	EUR	262,438	270,799
1.8% 8/15/53(Reg. S)	EUR	25,000	23,827
2.3% 2/15/33(Reg. S)	EUR	33,240	35,966
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $394,941)			390,839

Common Stocks - 4.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.3%
Entertainment - 0.1%
Netflix, Inc. (l)	10,900	4,801
Interactive Media & Services - 0.2%
Alphabet, Inc. Class A (l)	108,900	13,035
Meta Platforms, Inc. Class A (l)	57,800	16,587
		29,622
Media - 0.0%
iHeartMedia, Inc. (l)	26	0
Nexstar Broadcasting Group, Inc. Class A	23,627	3,935
		3,935
TOTAL COMMUNICATION SERVICES		38,358
CONSUMER DISCRETIONARY - 0.6%
Automobile Components - 0.0%
Exide Technologies (b)(l)	7,093	0
Exide Technologies (b)(l)	418,807	0
Exide Technologies (b)(l)	280	0
UC Holdings, Inc. (b)(l)	560,355	3,323
		3,323
Broadline Retail - 0.0%
Amazon.com, Inc. (l)	41,900	5,462
Hotels, Restaurants & Leisure - 0.3%
Airbnb, Inc. Class A (l)	21,700	2,781
Booking Holdings, Inc. (l)	2,200	5,941
Boyd Gaming Corp.	123,800	8,588
Caesars Entertainment, Inc. (l)	281,300	14,338
New Cotai LLC/New Cotai Capital Corp. (b)(c)(l)	2,242,893	1,705
Studio City International Holdings Ltd.:
ADR (d)(l)	121,177	841
(NYSE) ADR (l)	133,400	926
		35,120
Household Durables - 0.1%
Tempur Sealy International, Inc.	255,148	10,224
TopBuild Corp. (l)	400	106
		10,330
Specialty Retail - 0.1%
Dick's Sporting Goods, Inc.	52,100	6,887
Lowe's Companies, Inc.	27,200	6,139
Williams-Sonoma, Inc.	24,000	3,003
		16,029
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy Louis Vuitton SE	4,400	4,149
Tapestry, Inc.	91,100	3,899
		8,048
TOTAL CONSUMER DISCRETIONARY		78,312
CONSUMER STAPLES - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Southeastern Grocers, Inc. (b)(c)(l)	584,047	14,753
Food Products - 0.0%
JBS SA	1,108,000	4,040
Reddy Ice Holdings, Inc. (b)(l)	133,255	0
		4,040
TOTAL CONSUMER STAPLES		18,793
ENERGY - 0.7%
Energy Equipment & Services - 0.0%
Diamond Offshore Drilling, Inc. (l)	66,694	950
Forbes Energy Services Ltd. (l)	135,187	0
Halliburton Co.	4,034	133
Superior Energy Services, Inc. Class A (b)(l)	66,115	4,485
		5,568
Oil, Gas & Consumable Fuels - 0.7%
Antero Resources Corp. (l)	127,900	2,946
California Resources Corp.	389,806	17,654
California Resources Corp. warrants 10/27/24 (l)	34,633	411
Canadian Natural Resources Ltd.	98,500	5,542
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (b)(l)	289	0
Series B warrants 10/1/25 (b)(l)	289	0
Cheniere Energy, Inc.	75,400	11,488
Chesapeake Energy Corp.	96,603	8,084
Chesapeake Energy Corp. (c)(l)	15,902	1,331
Civitas Resources, Inc.	36,312	2,519
Diamondback Energy, Inc.	41,400	5,438
EP Energy Corp. (b)(l)	611,545	3,633
Mesquite Energy, Inc. (b)(l)	185,122	27,670
Unit Corp.	28,630	1,371
		88,087
TOTAL ENERGY		93,655
FINANCIALS - 0.5%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (b)(l)	7,403,098	0
Consumer Finance - 0.1%
OneMain Holdings, Inc.	299,100	13,068
Financial Services - 0.4%
Apollo Global Management, Inc.	110,100	8,457
Carnelian Point Holdings LP warrants (b)(l)	544	2
Fiserv, Inc. (l)	90,000	11,354
Global Payments, Inc.	35,200	3,468
MasterCard, Inc. Class A	27,600	10,855
Visa, Inc. Class A	71,600	17,004
		51,140
Insurance - 0.0%
Arthur J. Gallagher & Co.	19,100	4,194
TOTAL FINANCIALS		68,402
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Humana, Inc.	6,100	2,727
Tenet Healthcare Corp. (l)	36,700	2,987
UnitedHealth Group, Inc.	10,400	4,999
		10,713
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc. (l)	10,500	2,208
IQVIA Holdings, Inc. (l)	47,000	10,564
		12,772
TOTAL HEALTH CARE		23,485
INDUSTRIALS - 0.4%
Building Products - 0.0%
Builders FirstSource, Inc. (l)	31,700	4,311
Construction & Engineering - 0.1%
Willscot Mobile Mini Holdings (l)	119,600	5,716
Electrical Equipment - 0.1%
AMETEK, Inc.	29,600	4,792
Regal Rexnord Corp.	49,200	7,572
		12,364
Machinery - 0.0%
Parker Hannifin Corp.	12,600	4,915
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	48,600	2,310
Professional Services - 0.1%
ASGN, Inc. (l)	49,300	3,729
SS&C Technologies Holdings, Inc.	54,139	3,281
		7,010
Trading Companies & Distributors - 0.1%
Penhall Acquisition Co.:
Class A (b)(l)	11,553	1,610
Class B (b)(l)	3,850	537
WESCO International, Inc.	35,700	6,392
		8,539
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(c)(l)	403,760	0
Class A2 (b)(c)(l)	403,760	0
Class A3 (b)(c)(l)	403,760	0
Class A4 (b)(c)(l)	403,760	0
Class A5 (b)(c)(l)	403,760	0
Class A6 (b)(c)(l)	403,760	0
Class A7 (b)(c)(l)	403,760	0
Class A8 (b)(c)(l)	403,760	0
Class A9 (b)(c)(l)	403,760	0
		0
TOTAL INDUSTRIALS		45,165
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.1%
Arista Networks, Inc. (l)	43,300	7,017
Electronic Equipment, Instruments & Components - 0.0%
CDW Corp.	26,900	4,936
IT Services - 0.0%
GTT Communications, Inc. (b)	51,638	638
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc. (l)	41,700	4,750
ASML Holding NV (depository receipt)	8,500	6,160
Enphase Energy, Inc. (l)	29,200	4,890
Marvell Technology, Inc.	128,500	7,682
Microchip Technology, Inc.	100,000	8,959
NVIDIA Corp.	52,100	22,039
NXP Semiconductors NV	36,000	7,368
ON Semiconductor Corp. (l)	169,691	16,049
		77,897
Software - 0.4%
Adobe, Inc. (l)	18,464	9,029
Microsoft Corp.	51,100	17,402
Oracle Corp.	73,000	8,694
Palo Alto Networks, Inc. (l)	18,800	4,804
Salesforce, Inc. (l)	24,300	5,134
Synopsys, Inc. (l)	10,600	4,615
		49,678
TOTAL INFORMATION TECHNOLOGY		140,166
MATERIALS - 0.3%
Chemicals - 0.1%
Celanese Corp. Class A	37,400	4,331
Olin Corp.	96,900	4,980
The Chemours Co. LLC	214,479	7,912
		17,223
Containers & Packaging - 0.1%
Graphic Packaging Holding Co.	332,500	7,990
Metals & Mining - 0.1%
Algoma Steel Group, Inc.	489,241	3,474
Algoma Steel SCA (b)(l)	151,792	0
Elah Holdings, Inc. (l)	517	26
First Quantum Minerals Ltd.	217,300	5,141
Freeport-McMoRan, Inc.	83,000	3,320
		11,961
TOTAL MATERIALS		37,174
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. (l)	606,468	10,480
Portland General Electric Co.	13,962	654
		11,134
Independent Power and Renewable Electricity Producers - 0.0%
PureWest Energy (b)(l)	10,774	20
PureWest Energy rights (b)(l)	6,493	0
		20
TOTAL UTILITIES		11,154
TOTAL COMMON STOCKS (Cost $440,552)		554,664

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Exide Technologies (b)(l)	624	0
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(c)(l)	193,792,711	2
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,489)		2

Bank Loan Obligations - 2.1%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 10.0379% 11/1/24 (f)(g)(m)	4,159	3,700
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7% 12/12/26 (f)(g)(m)	5,287	5,279
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.2025% 12/30/27 (f)(g)(m)	2,568	2,132
Zayo Group Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 3/9/27 (f)(g)(m)	4,347	3,402
		14,513
Media - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.2534% 8/24/26 (f)(g)(m)	3,585	2,736
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.4919% 6/24/29 (f)(g)(m)	351	350
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.443% 1/31/29 (f)(g)(m)	3,535	3,458
		6,544
TOTAL COMMUNICATION SERVICES		21,057
CONSUMER DISCRETIONARY - 0.4%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8525% 4/20/30 (f)(g)(m)	1,250	1,246
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.5227% 12/17/28 (f)(g)(m)	1,034	843
		2,089
Diversified Consumer Services - 0.1%
Sotheby's Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9.7603% 1/15/27 (f)(g)(m)	6,560	6,386
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.2303% 3/4/28 (f)(g)(m)	8,264	7,054
		13,440
Hotels, Restaurants & Leisure - 0.1%
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1025% 1/15/30 (f)(g)(m)	1,625	1,624
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.1025% 1/27/29 (f)(g)(m)	7,302	7,197
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2476% 4/14/29 (f)(g)(m)	1,084	1,081
		9,902
Leisure Products - 0.0%
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 3/9/30 (f)(g)(m)	1,377	1,374
Specialty Retail - 0.2%
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9525% 12/18/27 (f)(g)(m)	12,918	12,381
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.7535% 4/15/28 (f)(g)(m)	2,656	2,346
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.4271% 6/30/27 (f)(g)(m)	516	447
Wand NewCo 3, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.9031% 2/5/26 (f)(g)(m)	10,981	10,876
		26,050
TOTAL CONSUMER DISCRETIONARY		52,855
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Bengal Debt Merger Sub LLC 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.59% 1/24/29 (f)(g)(m)	1,030	956
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% (b)(e)(f)(m)	1,267	0
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(e)(g)(m)	3,423	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(e)(g)(m)	1,476	0
		0
TOTAL ENERGY		0
FINANCIALS - 0.1%
Capital Markets - 0.0%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.717% 2/2/28 (f)(g)(m)	5,254	5,243
Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.443% 2/15/27 (f)(g)(m)	645	631
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6504% 11/12/27 (f)(g)(m)	6,367	6,323
HUB International Ltd. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.0722% 11/10/29 (f)(g)(m)	449	448
CME Term SOFR 1 Month Index + 4.250% 6/8/30 (g)(m)(n)	2,100	2,104
		9,506
TOTAL FINANCIALS		14,749
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.3419% 10/1/27 (f)(g)(m)	9,653	9,496
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 11/15/28 (f)(g)(m)	3,302	3,272
		12,768
Health Care Technology - 0.1%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5892% 2/15/29 (f)(g)(m)	13,594	13,067
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (g)(m)(o)	1,670	1,605
		14,672
TOTAL HEALTH CARE		27,440
INDUSTRIALS - 0.5%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7025% 4/8/26 (f)(g)(m)	1,498	1,484
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7025% 4/4/26 (f)(g)(m)	805	798
		2,282
Building Products - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.7535% 5/17/28 (f)(g)(m)	11,231	9,414
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.6662% 2/25/29 (f)(g)(m)	10,511	9,942
		19,356
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.2025% 12/20/29 (f)(g)(m)	525	486
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 12/21/28 (f)(g)(m)	2,475	2,461
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2025% 12/21/28 (f)(g)(m)	5,275	5,254
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 12/21/28 (g)(m)(o)	1,730	1,723
Madison IAQ LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.3023% 6/21/28 (f)(g)(m)	1,392	1,361
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.0044% 4/11/29 (f)(g)(m)	7,380	6,480
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.717% 12/10/26 (f)(g)(m)	3,513	3,505
		21,270
Construction & Engineering - 0.1%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (b)(f)(m)	9,783	9,294
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.693% 6/4/28 (f)(g)(m)	3,041	2,949
		12,243
Machinery - 0.0%
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9406% 3/17/30 (f)(g)(m)	813	811
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.8391% 8/11/28 (f)(g)(m)	4,188	4,182
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.7985% 10/20/27 (f)(g)(m)	1,886	1,957
		6,139
TOTAL INDUSTRIALS		62,101
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 3/31/28 (f)(g)(m)	980	960
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3919% 2/16/28 (f)(g)(m)	603	594
Camelot Finance SA Tranche B, term loan 1 month U.S. LIBOR + 3.000% 8.217% 10/31/26 (f)(g)(m)	563	562
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.3419% 6/30/28 (f)(g)(m)	2,026	1,128
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.5919% 8/19/28 (f)(g)(m)	5,339	5,282
		7,566
Software - 0.3%
Boxer Parent Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9037% 10/2/25 (f)(g)(m)	18,766	18,596
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.3525% 4/25/28 (f)(g)(m)	8,390	8,038
Polaris Newco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.5379% 6/2/28 (f)(g)(m)	3,129	2,874
Proofpoint, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.467% 8/31/28 (f)(g)(m)	3,058	2,990
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 4/22/28 (f)(g)(m)	3,051	2,981
Ultimate Software Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2706% 5/3/26 (f)(g)(m)	6,636	6,505
Veritas U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 10.217% 9/1/25 (f)(g)(m)	2,778	2,259
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.5242% 2/28/27 (f)(g)(m)	1,267	1,248
		45,491
TOTAL INFORMATION TECHNOLOGY		54,017
MATERIALS - 0.2%
Chemicals - 0.1%
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.2954% 8/29/29 (f)(g)(m)	271	272
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6169% 10/4/29 (f)(g)(m)	8,836	8,435
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2535% 11/9/28 (f)(g)(m)	1,684	1,615
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.3125% 9/22/28 (f)(g)(m)	1,271	1,260
		11,582
Containers & Packaging - 0.1%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.3775% 4/13/29 (f)(g)(m)	11,113	10,922
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.1043% 2/9/26 (f)(g)(m)	784	743
		11,665
TOTAL MATERIALS		23,247
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 6/23/25 (f)(g)(m)	16,505	16,466
TOTAL BANK LOAN OBLIGATIONS (Cost $285,245)		272,888

Fixed-Income Funds - 20.7%
	Shares	Value ($) (000s)
Fidelity Emerging Markets Debt Central Fund (p)	259,677,093	1,970,949
Fidelity Floating Rate Central Fund (p)	7,471,825	726,710
TOTAL FIXED-INCOME FUNDS (Cost $3,178,660)		2,697,659

Preferred Securities - 4.4%
		Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.375% (Reg. S) (f)(i)	EUR	6,100	6,662
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 4.375% (Reg. S) (f)(i)	EUR	20,600	18,913
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 9.3487% (f)(g)(i)		45,897	41,753
6.625% (f)(i)		17,100	13,508
7.125% (f)(i)		4,160	3,565
Summit Midstream Partners LP 3 month U.S. LIBOR + 7.430% 12.982% (e)(f)(g)(i)		1,711	1,176
			60,002
FINANCIALS - 3.7%
Banks - 3.4%
Bank of America Corp.:
5.875% (f)(i)		60,475	56,453
6.25% (f)(i)		18,480	18,616
8.631% (f)(g)(i)		48,090	48,435
Citigroup, Inc.:
4.7% (f)(i)		8,755	7,691
5% (f)(i)		36,455	34,573
6.3% (f)(i)		4,120	4,040
9.3407% (f)(g)(i)		46,925	47,844
9.5507% (f)(g)(i)		15,875	16,129
JPMorgan Chase & Co.:
4% (f)(i)		19,100	17,631
4.6% (f)(i)		13,385	12,737
5% (f)(i)		18,675	18,627
6% (f)(i)		54,840	56,243
6.125% (f)(i)		12,865	12,908
6.75% (f)(i)		6,270	6,462
Wells Fargo & Co.:
5.875% (f)(i)		36,775	36,130
5.9% (f)(i)		46,445	45,926
			440,445
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 2.870% 8.2109% (f)(g)(i)		29,914	29,943
4.4% (f)(i)		4,530	3,863
4.95% (f)(i)		7,885	7,585
			41,391
Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (d)(i)		23	2
TOTAL FINANCIALS			481,838
UTILITIES - 0.1%
Electric Utilities - 0.1%
Enel SpA 6.625% (Reg. S) (f)(i)	EUR	5,957	6,730
TOTAL PREFERRED SECURITIES (Cost $597,216)			574,145

Money Market Funds - 2.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.14% (q) (Cost $345,007)	344,975,076	345,044

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $14,206,770)	13,104,067
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(84,170)
NET ASSETS - 100.0%	13,019,897

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 7/1/53	(16,900)	(14,190)
2% 7/1/53	(8,100)	(6,801)
2% 7/1/53	(1,600)	(1,343)
2% 7/1/53	(4,050)	(3,401)
5.5% 7/1/53	(4,200)	(4,182)

TOTAL GINNIE MAE		(29,917)

Uniform Mortgage Backed Securities
2% 7/1/53	(30,100)	(24,528)
2.5% 7/1/53	(5,350)	(4,534)
3.5% 7/1/53	(13,850)	(12,615)
4% 7/1/53	(2,125)	(1,993)
5.5% 7/1/53	(17,300)	(17,217)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(60,887)

TOTAL TBA SALE COMMITMENTS (Proceeds $91,220)		(90,804)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Bond Index Contracts
Eurex Euro-Bund Contracts (Germany)	814	Sep 2023	118,793	(400)	(400)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,413	Sep 2023	270,897	(3,888)	(3,888)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,476	Sep 2023	503,479	(6,598)	(6,598)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	66	Sep 2023	7,068	(87)	(87)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	288	Sep 2023	36,549	(29)	(29)

TOTAL TREASURY CONTRACTS					(10,602)

TOTAL PURCHASED					(11,002)

Sold

Bond Index Contracts
Eurex Euro-BTP Contracts (Germany)	941	Sep 2023	119,224	(760)	(760)

TOTAL FUTURES CONTRACTS					(11,762)
The notional amount of futures purchased as a percentage of Net Assets is 7.3%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Forward Foreign Currency Contracts
Currency Purchased (000s)		Currency Sold (000s)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($) (000s)

EUR	12,348	USD	13,479	Barclays Bank PLC	7/05/23	(4)
AUD	3,904	USD	2,661	Citibank, N. A.	7/20/23	(59)
EUR	6,540	USD	7,106	BNP Paribas S.A.	7/20/23	36
EUR	6,041	USD	6,553	Citibank, N. A.	7/20/23	44
EUR	4,537	USD	4,976	Royal Bank of Canada	7/20/23	(22)
USD	43,276	AUD	63,781	Bank of America, N.A.	7/20/23	767
USD	20,655	CAD	27,566	Canadian Imperial Bk. of Comm.	7/20/23	(158)
USD	9,066	EUR	8,315	BNP Paribas S.A.	7/20/23	(15)
USD	937,149	EUR	865,965	Bank of America, N.A.	7/20/23	(8,556)
USD	14,428	EUR	13,209	Barclays Bank PLC	7/20/23	3
USD	5,513	EUR	5,040	HSBC Bank	7/20/23	9

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(7,955)

Unrealized Appreciation						859
Unrealized Depreciation						(8,814)

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
USD	-	U.S. dollar

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,859,000 or 0.2% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,842,901,000 or 21.8% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,613,000.
(l)	Non-income producing
(m)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(n)	The coupon rate will be determined upon settlement of the loan after period end.
(o)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,400,000 and $3,328,000, respectively.

(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Chesapeake Energy Corp.	2/10/21	151

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	3,974

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	1,457

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	2,515

New Cotai LLC/New Cotai Capital Corp.	9/11/20	11,111

Southeastern Grocers, Inc.	6/01/18	4,108

Tricer Holdco SCA	10/16/09 - 12/30/17	6,909

Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	1,100

Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	1,100

Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	1,100

Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	1,100

Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	1,100

Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	1,100

Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	1,100

Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	1,100

Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	1,100

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	260,091	1,911,025	1,826,072	7,512	-	-	345,044	0.9%
Fidelity Emerging Markets Debt Central Fund	2,029,576	56,154	130,300	56,154	(24,262)	39,781	1,970,949	94.5%
Fidelity Floating Rate Central Fund	1,010,843	36,833	341,726	36,832	(22,140)	42,900	726,710	45.2%
Fidelity Securities Lending Cash Central Fund 5.14%	74,125	842,717	916,842	98	-	-	-	0.0%
Total	3,374,635	2,846,729	3,214,940	100,596	(46,402)	82,681	3,042,703

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	38,358	38,358	-	-
Consumer Discretionary	78,312	69,135	4,149	5,028
Consumer Staples	18,793	4,040	-	14,753
Energy	93,655	57,867	-	35,788
Financials	68,402	68,400	-	2
Health Care	23,485	23,485	-	-
Industrials	45,167	43,018	-	2,149
Information Technology	140,166	139,528	-	638
Materials	37,174	37,148	26	-
Utilities	11,154	11,134	-	20

Corporate Bonds	4,344,879	-	4,330,256	14,623

U.S. Government and Government Agency Obligations	3,250,858	-	3,250,858	-

U.S. Government Agency - Mortgage Securities	448,546	-	448,546	-

Collateralized Mortgage Obligations	130,437	-	130,437	-

Commercial Mortgage Securities	94,106	-	94,106	-

Foreign Government and Government Agency Obligations	390,839	-	390,839	-

Bank Loan Obligations	272,888	-	263,594	9,294

Fixed-Income Funds	2,697,659	2,697,659	-	-

Preferred Securities	574,145	-	574,145	-

Money Market Funds	345,044	345,044	-	-
Total Investments in Securities:	13,104,067	3,534,816	9,486,956	82,295
Derivative Instruments:

Assets
Forward Foreign Currency Contracts	859	-	859	-
Total Assets	859	-	859	-

Liabilities
Forward Foreign Currency Contracts	(8,814)	-	(8,814)	-
Futures Contracts	(11,762)	(11,762)	-	-
Total Liabilities	(20,576)	(11,762)	(8,814)	-
Total Derivative Instruments:	(19,717)	(11,762)	(7,955)	-
Other Financial Instruments:

TBA Sale Commitments	(90,804)	-	(90,804)	-
Total Other Financial Instruments:	(90,804)	-	(90,804)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	859	(8,814)
Total Foreign Exchange Risk	859	(8,814)
Interest Rate Risk
Futures Contracts (b)	0	(11,762)
Total Interest Rate Risk	0	(11,762)
Total Value of Derivatives	859	(20,576)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $10,683,103)	$10,061,364
Fidelity Central Funds (cost $3,523,667)	3,042,703

Total Investment in Securities (cost $14,206,770)		$13,104,067
Segregated cash with brokers for derivative instruments		2,208
Cash		24,983
Foreign currency held at value (cost $4)		5
Receivable for investments sold		9,248
Receivable for TBA sale commitments		91,220
Unrealized appreciation on forward foreign currency contracts		859
Receivable for fund shares sold		11,438
Dividends receivable		307
Interest receivable		108,046
Distributions receivable from Fidelity Central Funds		1,319
Receivable for daily variation margin on futures contracts		492
Other receivables		129
Total assets		13,354,321
Liabilities
Payable for investments purchased
Regular delivery	$59,977
Delayed delivery	150,665
TBA sale commitments, at value	90,804
Unrealized depreciation on forward foreign currency contracts	8,814
Payable for fund shares redeemed	12,164
Distributions payable	3,786
Accrued management fee	5,892
Distribution and service plan fees payable	635
Other affiliated payables	1,514
Other payables and accrued expenses	173
Total Liabilities		334,424
Net Assets		$13,019,897
Net Assets consist of:
Paid in capital		$14,543,385
Total accumulated earnings (loss)		(1,523,488)
Net Assets		$13,019,897

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,628,073 ÷ 149,164 shares) (a)		$10.91
Maximum offering price per share (100/96.00 of $10.91)		$11.36
Class M :
Net Asset Value and redemption price per share ($611,813 ÷ 56,085 shares) (a)		$10.91
Maximum offering price per share (100/96.00 of $10.91)		$11.36
Class C :
Net Asset Value and offering price per share ($200,675 ÷ 18,438 shares) (a)		$10.88
Fidelity Strategic Income Fund :
Net Asset Value , offering price and redemption price per share ($5,414,025 ÷ 488,919 shares)		$11.07
Class I :
Net Asset Value , offering price and redemption price per share ($4,209,144 ÷ 380,076 shares)		$11.07
Class Z :
Net Asset Value , offering price and redemption price per share ($956,167 ÷ 86,300 shares)		$11.08
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
Amounts in thousands		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$26,414
Interest		194,348
Income from Fidelity Central Funds (including $98 from security lending)		100,596
Total Income		321,358
Expenses
Management fee	$35,558
Transfer agent fees	8,326
Distribution and service plan fees	3,918
Accounting fees	812
Custodian fees and expenses	21
Independent trustees' fees and expenses	23
Registration fees	155
Audit	62
Legal	162
Miscellaneous	40
Total expenses before reductions	49,077
Expense reductions	(183)
Total expenses after reductions		48,894
Net Investment income (loss)		272,464
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(122,968)
Fidelity Central Funds	(46,402)
Forward foreign currency contracts	(5,055)
Foreign currency transactions	592
Futures contracts	(705)
Total net realized gain (loss)		(174,538)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	319,092
Fidelity Central Funds	82,681
Forward foreign currency contracts	(3,080)
Assets and liabilities in foreign currencies	(57)
Futures contracts	(10,881)
TBA Sale commitments	(1,170)
Total change in net unrealized appreciation (depreciation)		386,585
Net gain (loss)		212,047
Net increase (decrease) in net assets resulting from operations		$484,511

Statement of Changes in Net Assets

Amount in thousands	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$272,464	$495,071
Net realized gain (loss)	(174,538)	(253,130)
Change in net unrealized appreciation (depreciation)	386,585	(2,114,377)
Net increase (decrease) in net assets resulting from operations	484,511	(1,872,436)
Distributions to shareholders	(259,097)	(511,157)

Share transactions - net increase (decrease)	(39,626)	(1,768,785)
Total increase (decrease) in net assets	185,788	(4,152,378)

Net Assets
Beginning of period	12,834,109	16,986,487
End of period	$13,019,897	$12,834,109

Fidelity Advisor® Strategic Income Fund Class A

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.73	$12.51	$12.61	$12.29	$11.56	$12.32
Income from Investment Operations
Net investment income (loss) A,B	.217	.359	.303	.367	.412	.424
Net realized and unrealized gain (loss)	.169	(1.764)	.143	.497	.818	(.780)
Total from investment operations	.386	(1.405)	.446	.864	1.230	(.356)
Distributions from net investment income	(.206)	(.361)	(.305)	(.386)	(.390)	(.392)
Distributions from net realized gain	-	(.014)	(.241)	(.158)	(.110)	(.012)
Total distributions	(.206)	(.375)	(.546)	(.544)	(.500)	(.404)
Net asset value, end of period	$10.91	$10.73	$12.51	$12.61	$12.29	$11.56
Total Return C,D,E	3.61%	(11.29)%	3.58%	7.19%	10.74%	(2.95)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.98% H	.98%	.97%	.97%	.98%	.98%
Expenses net of fee waivers, if any	.98% H	.97%	.96%	.97%	.97%	.98%
Expenses net of all reductions	.98% H	.97%	.96%	.97%	.97%	.98%
Net investment income (loss)	4.01% H	3.18%	2.39%	3.02%	3.38%	3.52%
Supplemental Data
Net assets, end of period (in millions)	$1,628	$1,637	$2,072	$1,904	$1,918	$1,631
Portfolio turnover rate I	70% H	69%	94%	96%	138% J	113% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® Strategic Income Fund Class M

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.72	$12.51	$12.61	$12.28	$11.55	$12.31
Income from Investment Operations
Net investment income (loss) A,B	.217	.360	.304	.368	.412	.424
Net realized and unrealized gain (loss)	.179	(1.774)	.142	.506	.818	(.779)
Total from investment operations	.396	(1.414)	.446	.874	1.230	(.355)
Distributions from net investment income	(.206)	(.362)	(.305)	(.386)	(.390)	(.393)
Distributions from net realized gain	-	(.014)	(.241)	(.158)	(.110)	(.012)
Total distributions	(.206)	(.376)	(.546)	(.544)	(.500)	(.405)
Net asset value, end of period	$10.91	$10.72	$12.51	$12.61	$12.28	$11.55
Total Return C,D,E	3.71%	(11.37)%	3.59%	7.29%	10.75%	(2.95)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.97% H	.97%	.96%	.96%	.97%	.98%
Expenses net of fee waivers, if any	.97% H	.97%	.96%	.96%	.97%	.97%
Expenses net of all reductions	.97% H	.97%	.96%	.96%	.97%	.97%
Net investment income (loss)	4.02% H	3.19%	2.39%	3.03%	3.39%	3.52%
Supplemental Data
Net assets, end of period (in millions)	$612	$630	$797	$792	$806	$755
Portfolio turnover rate I	70% H	69%	94%	96%	138% J	113% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® Strategic Income Fund Class C

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.70	$12.48	$12.58	$12.26	$11.53	$12.28
Income from Investment Operations
Net investment income (loss) A,B	.175	.275	.208	.276	.320	.334
Net realized and unrealized gain (loss)	.169	(1.765)	.142	.496	.818	(.770)
Total from investment operations	.344	(1.490)	.350	.772	1.138	(.436)
Distributions from net investment income	(.164)	(.276)	(.209)	(.294)	(.298)	(.302)
Distributions from net realized gain	-	(.014)	(.241)	(.158)	(.110)	(.012)
Total distributions	(.164)	(.290)	(.450)	(.452)	(.408)	(.314)
Net asset value, end of period	$10.88	$10.70	$12.48	$12.58	$12.26	$11.53
Total Return C,D,E	3.22%	(11.99)%	2.81%	6.41%	9.94%	(3.60)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.75% H	1.73%	1.72%	1.72%	1.72%	1.72%
Expenses net of fee waivers, if any	1.74% H	1.73%	1.72%	1.72%	1.72%	1.72%
Expenses net of all reductions	1.74% H	1.73%	1.72%	1.72%	1.72%	1.72%
Net investment income (loss)	3.24% H	2.43%	1.64%	2.27%	2.63%	2.78%
Supplemental Data
Net assets, end of period (in millions)	$201	$222	$354	$572	$678	$1,006
Portfolio turnover rate I	70% H	69%	94%	96%	138% J	113% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity® Strategic Income Fund

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$10.88	$12.70	$12.79	$12.46	$11.72	$12.38
Income from Investment Operations
Net investment income (loss) B,C	.237	.399	.346	.410	.454	.314
Net realized and unrealized gain (loss)	.178	(1.805)	.153	.504	.827	(.657)
Total from investment operations	.415	(1.406)	.499	.914	1.281	(.343)
Distributions from net investment income	(.225)	(.400)	(.348)	(.426)	(.431)	(.317)
Distributions from net realized gain	-	(.014)	(.241)	(.158)	(.110)	-
Total distributions	(.225)	(.414)	(.589)	(.584)	(.541)	(.317)
Net asset value, end of period	$11.07	$10.88	$12.70	$12.79	$12.46	$11.72
Total Return D,E	3.83%	(11.14)%	3.96%	7.53%	11.04%	(2.78)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.68% H	.68%	.66%	.67%	.68%	.69% H
Expenses net of fee waivers, if any	.68% H	.68%	.66%	.67%	.68%	.68% H
Expenses net of all reductions	.68% H	.68%	.66%	.67%	.68%	.68% H
Net investment income (loss)	4.31% H	3.48%	2.69%	3.32%	3.68%	3.64% H
Supplemental Data
Net assets, end of period (in millions)	$5,414	$5,457	$7,245	$6,823	$8,139	$7,817
Portfolio turnover rate I	70% H	69%	94%	96%	138% J	113% K

A For the period April 13, 2018 (commencement of sale of shares) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® Strategic Income Fund Class I

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.88	$12.70	$12.79	$12.46	$11.72	$12.49
Income from Investment Operations
Net investment income (loss) A,B	.234	.394	.340	.404	.449	.458
Net realized and unrealized gain (loss)	.179	(1.805)	.153	.505	.827	(.789)
Total from investment operations	.413	(1.411)	.493	.909	1.276	(.331)
Distributions from net investment income	(.223)	(.395)	(.342)	(.421)	(.426)	(.427)
Distributions from net realized gain	-	(.014)	(.241)	(.158)	(.110)	(.012)
Total distributions	(.223)	(.409)	(.583)	(.579)	(.536)	(.439)
Net asset value, end of period	$11.07	$10.88	$12.70	$12.79	$12.46	$11.72
Total Return C,D	3.81%	(11.18)%	3.91%	7.48%	11.00%	(2.71)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.73% G	.72%	.71%	.71%	.72%	.73%
Expenses net of fee waivers, if any	.72% G	.72%	.71%	.71%	.72%	.73%
Expenses net of all reductions	.72% G	.72%	.71%	.71%	.72%	.73%
Net investment income (loss)	4.26% G	3.44%	2.64%	3.28%	3.64%	3.76%
Supplemental Data
Net assets, end of period (in millions)	$4,209	$3,986	$5,460	$4,890	$4,899	$4,831
Portfolio turnover rate H	70% G	69%	94%	96%	138% I	113% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® Strategic Income Fund Class Z

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$10.89	$12.70	$12.80	$12.47	$11.72	$12.17
Income from Investment Operations
Net investment income (loss) B,C	.240	.405	.352	.417	.461	.119
Net realized and unrealized gain (loss)	.179	(1.794)	.143	.504	.837	(.437)
Total from investment operations	.419	(1.389)	.495	.921	1.298	(.318)
Distributions from net investment income	(.229)	(.407)	(.354)	(.433)	(.438)	(.132)
Distributions from net realized gain	-	(.014)	(.241)	(.158)	(.110)	-
Total distributions	(.229)	(.421)	(.595)	(.591)	(.548)	(.132)
Net asset value, end of period	$11.08	$10.89	$12.70	$12.80	$12.47	$11.72
Total Return D,E	3.86%	(11.00)%	3.92%	7.59%	11.19%	(2.62)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.62% H	.62%	.61%	.61%	.62%	.62% H
Expenses net of fee waivers, if any	.62% H	.62%	.61%	.61%	.62%	.62% H
Expenses net of all reductions	.62% H	.62%	.61%	.61%	.62%	.62% H
Net investment income (loss)	4.37% H	3.54%	2.74%	3.38%	3.74%	3.95% H
Supplemental Data
Net assets, end of period (in millions)	$956	$902	$1,058	$662	$587	$166
Portfolio turnover rate I	70% H	69%	94%	96%	138% J	113% K

A For the period October 2, 2018 (commencement of sale of shares) through December 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Strategic Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities   may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Strategic Income Fund	$106

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to futures contracts and wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$278,253
Gross unrealized depreciation	(1,395,172)
Net unrealized appreciation (depreciation)	$(1,116,919)
Tax cost	$14,201,685

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(248,582)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Advisor Strategic Income Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	$(5,055)	$(3,080)
Total Foreign Exchange Risk	(5,055)	(3,080)
Interest Rate Risk
Futures Contracts	(705)	(10,881)
Total Interest Rate Risk	(705)	(10,881)
Totals	$(5,760)	$(13,961)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Strategic Income Fund	2,717,609	2,781,570
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$2,061	$40
Class M	- %	.25%	788	12
Class C	.75%	.25%	1,069	85
			$3,918	$137

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$254
Class M	21
Class C A	44
$319
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$1,297.16
Class M	471.15
Class C	175.17
Fidelity Strategic Income Fund	2,998.11
Class I	3,152.16
Class Z	233.05
	$8,326
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Strategic Income Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Strategic Income Fund	$2

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Strategic Income Fund	3,903	3,129	(503)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Strategic Income Fund	$13

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Strategic Income Fund	$8	$-	$-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $23.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $160.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
Fidelity Advisor Strategic Income Fund
Distributions to shareholders
Class A	$31,050	$59,799
Class M	11,902	22,910
Class C	3,220	6,975
Fidelity Strategic Income Fund	111,395	223,432
Class I	82,289	163,110
Class Z	19,241	34,931
Total	$259,097	$511,157
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
Fidelity Advisor Strategic Income Fund
Class A
Shares sold	8,141	15,973	$88,847	$181,883
Reinvestment of distributions	2,714	5,118	29,662	57,068
Shares redeemed	(14,300)	(34,081)	(156,067)	(383,022)
Net increase (decrease)	(3,445)	(12,990)	$(37,558)	$(144,071)
Class M
Shares sold	2,432	4,863	$26,575	$55,925
Reinvestment of distributions	1,066	2,014	11,644	22,441
Shares redeemed	(6,152)	(11,838)	(67,132)	(133,831)
Net increase (decrease)	(2,654)	(4,961)	$(28,913)	$(55,465)
Class C
Shares sold	978	2,460	$10,664	$28,121
Reinvestment of distributions	287	608	3,126	6,768
Shares redeemed	(3,603)	(10,660)	(39,185)	(119,724)
Net increase (decrease)	(2,338)	(7,592)	$(25,395)	$(84,835)
Fidelity Strategic Income Fund
Shares sold	26,244	90,824	$290,521	$1,045,620
Reinvestment of distributions	8,847	17,550	98,099	198,721
Shares redeemed	(47,605)	(177,632)	(526,870)	(2,014,058)
Net increase (decrease)	(12,514)	(69,258)	$(138,250)	$(769,717)
Class I
Shares sold	63,773	116,342	$706,726	$1,352,927
Reinvestment of distributions	7,041	13,623	78,084	154,401
Shares redeemed	(57,015)	(193,764)	(632,500)	(2,218,101)
Net increase (decrease)	13,799	(63,799)	$152,310	$(710,773)
Class Z
Shares sold	18,271	34,259	$202,898	$393,604
Reinvestment of distributions	1,425	2,610	15,809	29,544
Shares redeemed	(16,228)	(37,338)	(180,527)	(427,072)
Net increase (decrease)	3,468	(469)	$38,180	$(3,924)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
14. Litigation.
The Fund and other entities managed by FMR or its affiliates are involved with proceedings arising out of disputes in the United States Bankruptcy Court for the Southern District of Texas ("Bankruptcy Court"), relating to the In re Sanchez Energy Corporation chapter 11 bankruptcy case (Case No. 19-34508). A Bankruptcy Court-appointed representative of unsecured creditors asserted that eight million shares of Mesquite Energy, Inc. (formerly known as Sanchez Energy Corporation) (the "Company"), held in escrow pursuant to the terms of the Company's confirmed chapter 11 plan, should be awarded to the unsecured creditors instead of the Company's current equity holders, including the Fund, which were providers of debtor-in-possession financing to the Company during its chapter 11 case and holders of secured notes issued by the Company in 2018. The unsecured creditors also asserted that certain additional equity issued by the Company in 2020 in connection with two post-bankruptcy financings, also held by the Fund, is invalid. Subsequent to period-end, the Bankruptcy Court issued an opinion awarding a portion of the eight million shares to the unsecured creditors, diluting the value of the Fund's holdings in Mesquite. The Fund will appeal this decision. At this time, Management cannot determine any additional loss or dilution that may be realized. The Fund is also incurring legal costs in defending the disputes.
15. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
Fidelity Advisor® Strategic Income Fund
Class A	.98%
Actual		$ 1,000	$ 1,036.10	$ 4.95
Hypothetical- B		$ 1,000	$ 1,019.93	$ 4.91
Class M	.97%
Actual		$ 1,000	$ 1,037.10	$ 4.90
Hypothetical- B		$ 1,000	$ 1,019.98	$ 4.86
Class C	1.74%
Actual		$ 1,000	$ 1,032.20	$ 8.77
Hypothetical- B		$ 1,000	$ 1,016.17	$ 8.70
Fidelity® Strategic Income Fund	.68%
Actual		$ 1,000	$ 1,038.30	$ 3.44
Hypothetical- B		$ 1,000	$ 1,021.42	$ 3.41
Class I	.72%
Actual		$ 1,000	$ 1,038.10	$ 3.64
Hypothetical- B		$ 1,000	$ 1,021.22	$ 3.61
Class Z	.62%
Actual		$ 1,000	$ 1,038.60	$ 3.13
Hypothetical- B		$ 1,000	$ 1,021.72	$ 3.11

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.705747.125
SI-SANN-0823

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 22, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 22, 2023